MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST           Two World Trade Center

LETTER TO THE SHAREHOLDERS May 31, 2000                 New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended May 31, 2000, proved to be a tale of two markets. During the first four months of the period, new-economy stocks continued to lead the equity markets to new heights. In April and May, however, a combination of factors primarily driven by rising interest rates resulted in a dramatic decline in stock-market valuations, with new-economy stocks among the hardest hit. Despite the market's pullback, the economy remains quite robust: growth remains strong, albeit at a lower level than was seen in 1999, and inflation is under control with the Federal Reserve Board taking prudent steps to prevent its recurrence.

PERFORMANCE

For the six-month period ended May 31, 2000, Morgan Stanley Dean Witter Mid-Cap Equity Trust's Class B shares returned 0.13 percent, compared to 13.78 percent for the Standard & Poor's Midcap 400 Index (S&P Midcap 400).(1) For the same period, the Fund's Class A, C and D shares returned 0.34 percent, -0.02 percent and 0.46 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance of its benchmark was due primarily to the sharp decline in new economy and technology issues during the final two months of the period. Despite the sell-off, TCW Investment Management Company, Inc., the Fund's sub-advisor, believes that the fundamentals of the companies in the Fund's portfolio continue to be strong. Top-line growth has not slowed at all as the economy has continued its healthy expansion. According to TCW, the very best companies still have no problem raising capital to fund their growth, and slightly higher interest

---------------------
(1)The S&P Midcap 400 Index is a market-value-weighted index the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST payments for those with debt will have only a minimal effect on bottom-line results. While higher interest rates can cause pain throughout an entire sector, it is the weakest competitors who are generally hurt the most, as they are the first to have trouble raising additional funds. This tends to benefit the market leaders over the long run by winnowing out some of the competition as well as creating attractive consolidation opportunities.

THE PORTFOLIO

During the first half of its fiscal year, the Fund's portfolio sector weightings shifted gradually, mostly due to the capital appreciation of some of its major holdings. The largest weighting in the portfolio continues to be technology (42.1 percent), followed by services (25.0 percent) and consumer issues (13.6 percent). During the period, TCW initiated a position in Sonus Networks, a telecom switching company that converts voice traffic into data in order to reduce the cost of telephone calls. TCW sold positions in Hartford Life, Infineon Technologies and I3 Mobile in order to raise cash to purchase companies with greater near-term prospects.

LOOKING AHEAD

According to TCW, one benefit of the difficult market environment is that some of the very best companies it seeks to own in the Fund's portfolio currently sell at attractive valuations. Furthermore, some of the most promising newly public companies now stay within the Fund's market-cap range long enough for the Fund to be able to buy a meaningful amount of their stock. Finally, TCW is taking advantage of the difficult environment to seek to upgrade the quality of the stocks in the portfolio, selling issues where TCW's level of conviction is not as high as it once was and replacing them with what the sub-advisor believes to be the very best names in a particular sector.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

In closing, it is important to point out that difficult periods such as the one experienced during April and May are part and parcel of equity investing. TCW seeks to use these periods to its benefit, repositioning the Fund with what it considers to be the very best mid-cap-growth names. TCW believes that this strategy will best position the Fund to participate in any future gains as market conditions improve.

We appreciate your ongoing support of Morgan Stanley Dean Witter Mid-Cap Equity Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

FUND PERFORMANCE May 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                     36.40%(1)  29.24%(2)
Since Inception (7/28/97)  49.39%(1)  46.58%(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                     35.70%(1)  30.70%(2)
Since Inception (2/27/96)  32.75%(1)  32.57%(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                     35.33%(1)  34.33%(2)
Since Inception (7/28/97)  48.28%(1)  48.28%(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 5/31/00
-------------------------
1 Year                     36.47%(1)
Since Inception (7/28/97)  49.67%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)

NUMBER OF
  SHARES                                      VALUE
--------------------------------------------------------
             COMMON STOCKS (98.1%)
             Accident & Health Insurance (0.5%)
   175,000   AFLAC, Inc. ...............  $    9,045,313
                                          --------------

             Advertising (1.2%)
   262,000   DoubleClick Inc.*..........      11,036,750
   225,000   Lamar Advertising Co.
              (Class A)*................       9,000,000
                                          --------------
                                              20,036,750
                                          --------------
             Biotechnology (5.6%)
   477,900   Abgenix, Inc.*.............      37,515,150
   139,400   Genentech, Inc.*...........      14,968,075
   138,900   Gilead Sciences, Inc.*.....       7,604,775
   412,000   Human Genome Sciences,
              Inc.*.....................      36,153,000
                                          --------------
                                              96,241,000
                                          --------------
             Broadcasting (6.2%)
   199,537   Clear Channel
              Communications, Inc.*.....      14,940,333
   474,000   Cox Radio, Inc. (Class
              A)*.......................      13,509,000
   202,100   Hispanic Broadcasting
              Corp.*....................      15,309,075
   341,200   Univision Communications,
              Inc. (Class A)*...........      35,143,599
   854,600   Westwood One, Inc.*........      28,362,038
                                          --------------
                                             107,264,045
                                          --------------
             Cable Television (4.2%)
   386,800   Cablevision Systems Corp.
              (Class A)*................      24,223,350
   859,400   EchoStar Communications
              Corp. (Class A)*..........      34,322,287
 1,050,400   Mediacom Communications
              Corp.*....................       8,436,025
   672,700   TCI Satellite
              Entertainment, Inc.*......       5,423,644
                                          --------------
                                              72,405,306
                                          --------------
             Catalog/Specialty Distribution (1.3%)
   468,500   Amazon.com, Inc.*..........      22,634,406
                                          --------------

             Clothing/Shoe/Accessory Stores (0.4%)
   130,400   Talbots, Inc. (The)........       7,449,100
                                          --------------

             Computer Communications (3.8%)
   148,900   Foundry Networks, Inc.*....       9,343,475
   317,400   Juniper Networks, Inc.*....      55,604,513
                                          --------------
                                              64,947,988
                                          --------------

NUMBER OF
  SHARES                                      VALUE
--------------------------------------------------------
             Computer Software (10.6%)
   155,800   Citrix Systems, Inc.*......  $    8,198,975
   220,000   Mercury Interactive
              Corp.*....................      18,672,500
   129,850   Phone.com, Inc.*...........       9,073,269
   411,000   Rational Software Corp.*...      30,131,437
   997,800   Siebel Systems, Inc.*......     116,680,237
                                          --------------
                                             182,756,418
                                          --------------
             Diversified Commercial Services (1.9%)
   365,600   CheckFree Holdings Corp.*..      15,263,800
   486,488   Paychex, Inc. .............      17,027,063
                                          --------------
                                              32,290,863
                                          --------------
             Diversified Electronic Products (5.3%)
   720,000   Gemstar International Group
              Ltd. (Virgin Islands)*....      30,555,000
   680,000   JDS Uniphase Corp.*........      59,797,500
                                          --------------
                                              90,352,500
                                          --------------
             Engineering & Construction (2.8%)
   939,200   Metromedia Fiber Network,
              Inc. (Class A)*...........      28,997,800
 1,121,900   SpectraSite Holdings,
              Inc.*.....................      19,002,181
                                          --------------
                                              47,999,981
                                          --------------
             Internet Services (19.9%)
   711,200   Ariba, Inc.*...............      36,982,399
   497,600   Commerce One, Inc.*........      17,789,200
   302,800   Exodus Communications,
              Inc.*.....................      21,347,400
   168,200   Kana Communications,
              Inc.*.....................       7,526,950
   419,000   Portal Software, Inc.*.....      16,838,563
   551,800   Scient Corp.*..............      23,727,400
   490,900   StarMedia Network, Inc.*...       8,774,838
   692,300   VeriSign, Inc.*............      93,676,843
   427,200   Viant Corp.*...............      10,626,600
 1,233,000   Vignette Corp.*............      33,830,438
   634,430   Yahoo! Inc.*...............      71,690,589
                                          --------------
                                             342,811,220
                                          --------------
             Investment Bankers/Brokers/
              Services (1.3%)
 1,374,300   E*TRADE Group, Inc.*.......      21,387,544
                                          --------------

             Investment Managers (1.0%)
   441,700   Price (T.) Rowe Associates,
              Inc. .....................      16,867,419
                                          --------------

             Medical Specialties (0.9%)
   136,700   Minimed, Inc.*.............      16,284,388
                                          --------------

             Medical/Dental Distributors (1.7%)
   487,800   Andrx Corp.*...............      28,993,613
                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued

NUMBER OF
  SHARES                                      VALUE
--------------------------------------------------------
             Other Consumer Services (2.7%)
   590,600   eBay, Inc.*................  $   36,949,413
   425,600   Homestore.Com Inc.*........       9,975,000
                                          --------------
                                              46,924,413
                                          --------------
             Other Pharmaceuticals (1.7%)
   300,800   Sepracor, Inc.*............      28,726,400
                                          --------------

             Other Specialty Stores (1.0%)
   468,700   Bed Bath & Beyond Inc.*....      17,254,019
                                          --------------

             Other Telecommunications (4.7%)
   924,600   AT&T Canada, Inc.
              (Canada)*.................      35,943,824
   325,000   BroadWing Inc. ............       7,739,063
   555,516   Global Crossing Ltd.
              (Bermuda)*................      13,922,620
 1,202,700   McLeodUSA, Inc. (Class
              A)*.......................      24,054,000
                                          --------------
                                              81,659,507
                                          --------------
             Semiconductors (11.0%)
   474,900   Altera Corp.*..............      40,782,038
   905,400   Maxim Integrated Products,
              Inc.*.....................      57,379,725
 1,200,500   Xilinx, Inc.*..............      91,313,030
                                          --------------
                                             189,474,793
                                          --------------
             Services to the Health Industry (1.2%)
   461,500   Healtheon/WebMD Corp.*.....       6,749,438
   343,300   MedQuist Inc.*.............      14,204,037
                                          --------------
                                              20,953,475
                                          --------------
             Smaller Banks (0.3%)
   125,000   Zions Bancorporation.......       5,820,313
                                          --------------
             Telecommunication Equipment (6.9%)
   694,800   American Tower Corp. (Class
              A)........................      25,794,450
   800,000   QUALCOMM Inc.*.............      53,049,999
   118,200   SONUS Networks, Inc.*......       8,621,213
   365,000   Sycamore Networks, Inc.*...      30,477,500
                                          --------------
                                             117,943,162
                                          --------------
             TOTAL COMMON STOCKS
             (Identified Cost
             $1,182,085,528)............   1,688,523,936
                                          --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                          VALUE
-------------------------------------------------------------
             SHORT-TERM INVESTMENTS (2.1%)
             U.S. GOVERNMENT AGENCIES (a) (1.7%)
$   10,000   Federal Home Loan Banks
              6.30% due 06/01/00.........      $   10,000,000
    20,000   Federal Home Loan Banks
              6.30% due 06/07/00.........          19,979,000
                                               --------------

             TOTAL U.S. GOVERNMENT
             AGENCIES
             (Identified Cost
             $29,979,000)................          29,979,000
                                               --------------

             REPURCHASE AGREEMENT (0.4%)
     7,479   The Bank of New York
              6.75% due 06/01/00
              (dated 05/31/00;
              proceeds $7,480,288) (b)
              (Identified Cost
              $7,478,886)...........                7,478,886
                                               --------------

             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost
             $37,457,886)................          37,457,886
                                               --------------

TOTAL INVESTMENTS
(Identified Cost
$1,219,543,414) (c)............  100.2%         1,725,981,822

OTHER ASSETS IN EXCESS
OF LIABILITIES.................   (0.2)            (3,962,828)
                                  -----        --------------


NET ASSETS.....................  100.0%        $1,722,018,994
                                  =====        ==============

---------------------
 *  Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $7,534,833 Federal Home Loan Banks 6.75% due 02/01/02 valued at $7,628,467.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $708,572,197 and the aggregate gross unrealized depreciation is $202,133,789, resulting in net unrealized appreciation of $506,438,408.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,219,543,414).......  $1,725,981,822
Receivable for:
    Shares of beneficial interest
     sold...............................       3,107,933
    Dividends...........................          14,875
Deferred organizational expenses........          24,521
Prepaid expenses and other assets.......         317,432
                                          --------------
    TOTAL ASSETS........................   1,729,446,583
                                          --------------
LIABILITIES:
Payable for:
    Investments purchased...............       2,887,282
    Shares of beneficial interest
     repurchased........................       1,811,031
    Plan of distribution fee............       1,349,695
    Investment management fee...........       1,195,180
Accrued expenses and other payables.....         184,401
                                          --------------
    TOTAL LIABILITIES...................       7,427,589
                                          --------------
    NET ASSETS..........................  $1,722,018,994
                                          ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.........................  $1,229,012,145
Net unrealized appreciation.............     506,438,407
Accumulated net investment loss.........     (11,448,593)
Accumulated net realized loss...........      (1,982,965)
                                          --------------
    NET ASSETS..........................  $1,722,018,994
                                          ==============
CLASS A SHARES:
Net Assets..............................     $44,975,183
Shares Outstanding (unlimited
 authorized, $.01 par value)............       1,356,162
    NET ASSET VALUE PER SHARE...........          $33.16
                                          ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).......................          $35.00
                                          ==============
CLASS B SHARES:
Net Assets..............................  $1,594,206,769
Shares Outstanding (unlimited
 authorized, $.01 par value)............      48,866,772
    NET ASSET VALUE PER SHARE...........          $32.62
                                          ==============
CLASS C SHARES:
Net Assets..............................     $64,266,415
Shares Outstanding (unlimited
 authorized, $.01 par value)............       1,980,438
    NET ASSET VALUE PER SHARE...........          $32.45
                                          ==============
CLASS D SHARES:
Net Assets..............................     $18,570,627
Shares Outstanding (unlimited
 authorized, $.01 par value)............         556,992
    NET ASSET VALUE PER SHARE...........          $33.34
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended May 31, 2000 (unaudited)
NET INVESTMENT LOSS:
INCOME
Interest................................  $   2,807,460
Dividends...............................        442,859
                                          -------------

    TOTAL INCOME........................      3,250,319
                                          -------------

EXPENSES
Investment management fee...............      7,201,998
Plan of distribution fee (Class A
 shares)................................         51,581
Plan of distribution fee (Class B
 shares)................................      6,108,645
Plan of distribution fee (Class C
 shares)................................        321,571
Transfer agent fees and expenses........        655,110
Registration fees.......................        151,590
Shareholder reports and notices.........        110,462
Professional fees.......................         47,543
Custodian fees..........................         18,349
Organizational expenses.................         16,559
Trustees' fees and expenses.............          9,067
Other...................................          6,437
                                          -------------

    TOTAL EXPENSES......................     14,698,912
                                          -------------

    NET INVESTMENT LOSS.................    (11,448,593)
                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.......................     15,097,466
Net change in unrealized appreciation...   (105,163,128)
                                          -------------

    NET LOSS............................    (90,065,662)
                                          -------------

NET DECREASE............................  $(101,514,255)
                                          =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                      MAY 31, 2000    NOVEMBER 30, 1999
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss................................  $  (11,448,593)   $   (8,748,580)
Net realized gain..................................      15,097,466        44,590,626
Net change in unrealized appreciation..............    (105,163,128)      422,052,427
                                                     --------------    --------------

    NET INCREASE (DECREASE)........................    (101,514,255)      457,894,473
                                                     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares.....................................        (549,412)             (707)
Class B shares.....................................     (35,691,907)          (54,653)
Class C shares.....................................        (988,964)           (1,211)
Class D shares.....................................        (137,421)               (4)
                                                     --------------    --------------

    TOTAL DISTRIBUTIONS............................     (37,367,704)          (56,575)
                                                     --------------    --------------

Net increase from transactions in shares of
 beneficial interest...............................     485,755,285       703,430,965
                                                     --------------    --------------

    NET INCREASE...................................     346,873,326     1,161,268,863
NET ASSETS:
Beginning of period................................   1,375,145,668       213,876,805
                                                     --------------    --------------

    END OF PERIOD
    (Including a net investment loss of
    $11,448,593 and $0, respectively)..............  $1,722,018,994    $1,375,145,668
                                                     ==============    ==============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $165,000 which have been reimbursed for the full amount thereof. Such

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion. Effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.70% of the portion of daily net assets exceeding $2.0 billion but not exceeding $3.0 billion; and 0.675% of the portion of daily net assets in excess of $3.0 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $38,762,243 at May 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $121, $769,930 and $27,955, respectively and received $319,597 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2000 aggregated $616,047,214 and $172,375,488, respectively.

For the six months ended May 31, 2000, the Fund incurred brokerage commission of $8,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $655,000.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                      FOR THE YEAR
                                                                     MONTHS ENDED                        ENDED
                                                                     MAY 31, 2000                  NOVEMBER 30, 1999
                                                              --------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   -------------       ----------   -------------
CLASS A SHARES
Sold........................................................     963,616   $  40,558,062          634,895   $  17,175,647
Reinvestment of distributions...............................      13,380         499,329               23             593
Acquisition of Morgan Stanley Dean Witter Mid-Cap Growth
 Fund.......................................................          --              --          137,952       3,450,632
Repurchased.................................................    (210,090)     (8,599,503)        (254,595)     (6,451,822)
                                                              ----------   -------------       ----------   -------------
Net increase - Class A......................................     766,906      32,457,888          518,275      14,175,050
                                                              ----------   -------------       ----------   -------------
CLASS B SHARES
Sold........................................................  14,126,663     589,774,870       11,267,017     301,595,088
Reinvestment of distributions...............................     904,628      33,272,193            1,986          50,366
Acquisition of Morgan Stanley Dean Witter Mid-Cap Growth
 Fund.......................................................          --              --       20,363,981     503,472,815
Repurchased.................................................  (5,610,272)   (226,525,953)      (5,905,022)   (145,463,060)
                                                              ----------   -------------       ----------   -------------
Net increase - Class B......................................   9,421,019     396,521,110       25,727,962     659,655,209
                                                              ----------   -------------       ----------   -------------
CLASS C SHARES
Sold........................................................   1,230,698      50,920,229          849,493      22,720,952
Reinvestment of distributions...............................      26,230         961,084               44           1,113
Acquisition of Morgan Stanley Dean Witter Mid-Cap Growth
 Fund.......................................................          --              --          264,929       6,532,755
Repurchased.................................................    (326,311)    (13,020,247)        (110,763)     (2,910,576)
                                                              ----------   -------------       ----------   -------------
Net increase - Class C......................................     930,617      38,861,066        1,003,703      26,344,244
                                                              ----------   -------------       ----------   -------------
CLASS D SHARES
Sold........................................................     710,887      30,114,636          688,208      18,792,852
Reinvestment of distributions...............................       3,245         121,637               --               4
Acquisition of Morgan Stanley Dean Witter Mid-Cap Growth
 Fund.......................................................          --              --           11,712         294,460
Repurchased.................................................    (286,221)    (12,321,052)        (571,762)    (15,830,854)
                                                              ----------   -------------       ----------   -------------
Net increase - Class D......................................     427,911      17,915,221          128,158       3,256,462
                                                              ----------   -------------       ----------   -------------
Net increase in Fund........................................  11,546,453   $ 485,755,285       27,378,098   $ 703,430,965
                                                              ==========   =============       ==========   =============

6. FEDERAL INCOME TAX STATUS

At November 30, 1999, the Fund had a net capital loss carryover of approximately $10,286,000 which will be available through November 30, 2005 to offset future capital gains to the extent provided by regulations. On June 28, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Mid-Cap Growth Fund ("Mid-Cap Growth"). Due to the Fund's acquisition of Mid-Cap Growth, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

As of November 30, 1999, the Fund had temporary book/tax differences attributable to unused capital loss carryovers and capital loss deferrals on wash sales.

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

On June 28, 1999, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Growth Fund ("Mid-Cap Growth") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Mid-Cap Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 137,952 Class A shares of the Fund at a net asset value of $25.02 per share for 223,982 Class A shares of Mid-Cap Growth; 20,363,981 Class B shares of the Fund at a net asset value of $24.73 per share for 33,262,962 Class B shares of Mid-Cap Growth; 264,929 Class C shares of the Fund at a net asset value of $24.66 per share for 431,232 Class C shares of Mid-Cap Growth; and 11,712 Class D shares of the Fund at a net asset value of $25.14 per share for 19,083 Class D shares of Mid-Cap Growth. The net assets of the Fund and Mid-Cap Growth immediately before the acquisition were $355,933,256 and $513,750,663, respectively, including unrealized appreciation of $102,903,526 for Mid-Cap Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $869,683,919.

8. SUBSEQUENT EVENT

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities ("Mid-Cap Dividend") approved a reorganization plan (the "Plan") whereby Mid-Cap Dividend would be merged into the Fund. Under the Plan, which was approved on June 22, 2000 by Mid-Cap Dividend's shareholders, the assets of Mid-Cap Dividend will be combined with the assets of the Fund and shareholders of Mid-Cap Dividend will become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Mid-Cap Dividend. The merger is expected to close on or about July 21, 2000.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                                   FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                   MONTHS ENDED         ENDED               ENDED              THROUGH
                                                   MAY 31, 2000   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.............     $33.83            $15.60              $10.88             $10.85
                                                      ------            ------              ------             ------
Income (loss) from investment operations:
 Net investment loss.............................      (0.15)            (0.34)              (0.18)             (0.06)
 Net realized and unrealized gain................       0.36             18.57                4.90               0.09
                                                      ------            ------              ------             ------
Total income from investment operations..........       0.21             18.23                4.72               0.03
                                                      ------            ------              ------             ------
Less distributions from net realized gain........      (0.88)               --                  --                 --
                                                      ------            ------              ------             ------
Net asset value, end of period...................     $33.16            $33.83(4)           $15.60             $10.88
                                                      ======            ======              ======             ======
TOTAL RETURN+....................................       0.34 %(1)       116.89 %             43.38 %             0.28 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................       1.07 %(2)(3)      1.23 %(3)           1.55 %(3)          1.55 %(2)
Net investment loss..............................      (0.74)%(2)(3)     (0.93)%(3)          (1.40)%(3)         (1.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........    $44,975           $19,934              $1,107                $58
Portfolio turnover rate..........................          9 %(1)           51 %                52 %               49 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,          FEBRUARY 27, 1996*
                                                MONTHS ENDED       --------------------------------------           THROUGH
                                               MAY 31, 2000++        1999++         1998++       1997**++      NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period.........        $33.36            $15.46        $10.85        $10.92             $10.00
                                                     ------            ------        ------        ------             ------
Income (loss) from investment operations:
 Net investment loss.........................         (0.24)            (0.42)        (0.26)        (0.22)             (0.13)
 Net realized and unrealized gain............          0.38             18.32          4.87          0.15               1.05
                                                     ------            ------        ------        ------             ------
Total income (loss) from investment
 operations..................................          0.14             17.90          4.61         (0.07)              0.92
                                                     ------            ------        ------        ------             ------
Less distributions from net realized gain....         (0.88)               --            --            --                 --
                                                     ------            ------        ------        ------             ------
Net asset value, end of period...............        $32.62            $33.36(4)     $15.46        $10.85             $10.92
                                                     ======            ======        ======        ======             ======
TOTAL RETURN+................................          0.13 %(1)       115.82%        42.49%        (0.64)%             9.20 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          1.49 %(2)(3)      1.74 %(3)      2.20 %(3)      2.29 %             2.28 %(2)
Net investment loss..........................         (1.16)%(2)(3)     (1.44)%(3)     (2.05)%(3)     (2.16)%            (1.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......    $1,594,207        $1,315,930       $212,043       $174,412           $205,274
Portfolio turnover rate......................             9 %(1)           51%            52%            49%                25 %(1)

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

                                                                                                           FOR THE PERIOD
                                                   FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                   MONTHS ENDED         ENDED               ENDED              THROUGH
                                                   MAY 31, 2000   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.............     $33.24            $15.45              $10.85              $10.85
                                                      ------            ------              ------              ------
Income (loss) from investment operations:
 Net investment loss.............................      (0.30)            (0.52)              (0.28)              (0.08)
 Net realized and unrealized gain................       0.39             18.31                4.88                0.08
                                                      ------            ------              ------              ------
Total income from investment operations..........       0.09             17.79                4.60                  --
                                                      ------            ------              ------              ------
Less distributions from net realized gain........      (0.88)               --                  --                  --
                                                      ------            ------              ------              ------
Net asset value, end of period...................     $32.45            $33.24(4)           $15.45              $10.85
                                                      ======            ======              ======              ======
TOTAL RETURN+....................................      (0.02)%(1)       115.18 %             42.27 %              0.09 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................       1.83 %(2)(3)      1.99 %(3)           2.30 %(3)           2.32 %(2)
Net investment loss..............................      (1.50)%(2)(3)     (1.69)%(3)          (2.15)%(3)          (2.22)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........    $64,266           $34,898                $712                 $83
Portfolio turnover rate..........................          9 %(1)           51 %                52 %                49 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

                                                                                                           FOR THE PERIOD
                                                   FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                   MONTHS ENDED         ENDED               ENDED              THROUGH
                                                   MAY 31, 2000   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.............     $33.97            $15.66              $10.89              $10.85
                                                      ------            ------              ------              ------
Income (loss) from investment operations:
 Net investment loss.............................      (0.11)            (0.21)              (0.15)              (0.05)
 Net realized and unrealized gain................       0.36             18.52                4.92                0.09
                                                      ------            ------              ------              ------
Total income from investment operations..........       0.25             18.31                4.77                0.04
                                                      ------            ------              ------              ------
Less distributions from net realized gain........      (0.88)               --                  --                  --
                                                      ------            ------              ------              ------
Net asset value, end of period...................     $33.34            $33.97(4)           $15.66              $10.89
                                                      ======            ======              ======              ======
TOTAL RETURN+....................................       0.46 %(1)       116.96 %             43.80 %              0.37 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................       0.83 %(2)(3)      0.99 %(3)           1.30 %(3)           1.30 %(2)
Net investment loss..............................      (0.50)%(2)(3)     (0.69)%(3)          (1.15)%(3)          (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........    $18,571            $4,384                 $15                 $10
Portfolio turnover rate..........................          9 %(1)           51 %                52 %                49 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
MID CAP
EQUITY TRUST


Semiannual Report
May 31, 2000